Fair value of financial assets and liabilities (Details 2) - BRL (R$)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial Assets Measured At Amortized Cost	R$ 488,735,746,000	R$ 464,451,587,000	R$ 393,707,229,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]	54,589,781,000	15,736,825,000	57,354,806,000
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil	22,003,439,000	16,657,201,000	20,148,725,000
Financial Assets Measured At Amortized Cost
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAmountsDueFromCreditInstitutionsNote
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAdvancesToCustomersNote
FinancialAssetsMeasuredAtAmortizedCostDebtInstrumentsNote	23,419,946,000	28,472,612,000	4,425,723,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]
FinancialAssetsMeasuredAtOtherThanFairValue	45,423,385,000	45,129,813,000	24,574,448,000
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil
Financial Assets Measured At Amortized Cost
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAmountsDueFromCreditInstitutionsNote	2,439,823,000	4,129,438,000	715,526,000
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAdvancesToCustomersNote		6,044,808,000	4,530,041,000
FinancialAssetsMeasuredAtAmortizedCostDebtInstrumentsNote	9,873,633,000	12,124,154,000	17,486,057,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]	54,589,781,000	15,736,825,000	57,354,806,000
FinancialAssetsMeasuredAtOtherThanFairValue	85,359,755,000	91,477,241,000	81,508,836,000
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil
Financial Assets Measured At Amortized Cost
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAmountsDueFromCreditInstitutionsNote	18,273,492,000	22,356,475,000	53,357,038,000
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAdvancesToCustomersNote	484,362,272,000	454,480,941,000	392,348,278,000
FinancialAssetsMeasuredAtAmortizedCostDebtInstrumentsNote	47,836,403,000	33,477,329,000	28,052,167,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]
FinancialAssetsMeasuredAtOtherThanFairValue	550,472,167,000	510,314,745,000	473,757,483,000
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil	22,003,439,000	16,657,201,000	20,148,725,000
Financial Assets Measured At Amortized Cost
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAmountsDueFromCreditInstitutionsNote	20,713,315,000	26,485,913,000	54,072,564,000
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAdvancesToCustomersNote	488,735,746,000	464,451,587,000	393,707,229,000
FinancialAssetsMeasuredAtAmortizedCostDebtInstrumentsNote	81,329,013,000	73,125,011,000	48,367,791,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]	73,046,299,000	69,178,841,000	58,777,212,000
FinancialAssetsMeasuredAtOtherThanFairValue	685,827,812,000	649,898,553,000	575,073,521,000
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Open market investments - Central Bank of Brazil	22,003,439,000	16,657,201,000	20,148,725,000
Financial Assets Measured At Amortized Cost
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAmountsDueFromCreditInstitutionsNote	20,713,315,000	26,485,913,000	54,072,564,000
FinancialAssetsMeasuredAtOtherThanFairValueLoansAndAdvancesToCustomersNote	484,362,272,000	460,525,749,000	396,878,319,000
FinancialAssetsMeasuredAtAmortizedCostDebtInstrumentsNote	81,129,982,000	74,074,095,000	49,963,947,000
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]	73,046,299,000	69,178,841,000	58,777,212,000
FinancialAssetsMeasuredAtOtherThanFairValue	681,255,307,000	646,921,799,000	579,840,767,000
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]	73,046,299,000	69,178,841,000	58,777,212,000
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
[custom:FinancialAssetsMeasuredAtFairValueThroughProfitOrLossBalancesWithTheBrazilianCentralBank-0]